SCHEDULE OF FOREIGN EXCHANGE RISK (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CAD ($)
Non monetary assets			$ 88,728,196		$ 49,053,639
Net monetary assets change in currency percentage			10.00%		10.00%
Net monetary assets Effect on after tax loss	$ (388,358)	$ 1,127,680	$ 12,432,557	$ 4,657,365	$ 6,846,570	$ 1,023,272
Net monetary liabilities			$ (574,790)		$ (279,135)
Net monetary liabilities change in currency percentage			10.00%		10.00%
Net monetary liabilities effect on after tax loss			$ (81,551)		$ (38,858)